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[LOGO OF ReedSmith]                                               Reed Smith LLP
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                                                                 +1 202 414 9200
W. THOMAS CONNER                                             Fax +1 202 414 9299
Direct Phone:  +1 202 414 9208
Email:  tconner@reedsmith.com                                      reedsmith.com

March 2, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: INITIAL REGISTRATION STATEMENT ON FORM N-4
    METLIFE INSURANCE COMPANY USA
    METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
    (FILE NO. 811-21262)
    (METLIFE PREMIER VARIABLE ANNUITY)

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), we are transmitting for filing under the Securities Act of 1933, as amended, a Pre-Effective Amendment to the registration statement on Form N-4 (the "Pre-Effective Amendment") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by an additional pre-effective amendment.

If you have any questions or comments regarding the Pre-Effective Amendment, please call the undersigned at (202) 414-9208.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner

WTC/PCH

Attachment

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   SINGAPORE . MUNICH . ABU DHABI . PRINCETON . NORTHERN VIRGINIA . WILMINGTON .
     SILICON VALLEY . DUBAI . CENTURY CITY . RICHMOND . ATHENS . KAZAKHSTAN